Annual Fund Operating Expenses - Invesco Conservative Income Fund	Dec. 18, 2025
Invesco Conservative Income Fund (Class A, Class Y, Class R6)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2026
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.46%
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.36%
Invesco Conservative Income Fund (Class A, Class Y, Class R6) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.29%
Invesco Conservative Income Fund (Institutional Class)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2026
Invesco Conservative Income Fund (Institutional Class) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.27%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through December 31, 2025, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class Y and Class R6 shares to 0.40%, 0.30% and 0.30%,respectively, of the Fund's average daily net assets (the “expense limits”). Effective January 1, 2026, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class Y and Class R6 shares to 0.46%, 0.36% and 0.29%,respectively, of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through December 31, 2025, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class to 0.30%, of the Fund's average daily net assets (the “expense limit”). Effective January 1, 2026, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class to 0.27%, of the Fund's average daily net assets.Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2026.During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.